Lease - Schedule of Lease Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Lease Cost [Abstract]
ROU assets	¥ 89,832		¥ 141,929		$ 12,307
Operating lease liabilities – current	(7,984)		(36,582)		(1,094)
Operating lease liabilities – non-current	¥ (20,977)		¥ (70,628)		$ (2,874)
Weighted average remaining lease terms	10 years 8 months 19 days		9 years 6 months 3 days		10 years 8 months 19 days
Weighted average incremental borrowing rate	10.47%		10.49%		10.47%
Operating lease expenses for variable payments			¥ 7,382	¥ 9,136
Operating lease expenses for fixed payments	27,903		57,195	125,456
Short-term lease expenses	7,592		10,527	38,411
Total	35,495		75,104	173,003
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	5,982		37,904	85,993
Operating lease liabilities arising from obtaining ROU assets			12,980	42,215
ROU assets disposed as reduction of operating lease liabilities due to lease termination	¥ 32,375		¥ 140,507	¥ 290,316